BANK LOANS (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2023 USD ($)
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount					$ 1,078,941
Long-Term Debt	$ 852,004	$ 950,614	$ 6,645,627	$ 7,414,788
Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.75%	2.875%	2.75%	2.875%
Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.875%	3.00%	2.875%	3.00%
Hong Kong Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage					2.50%
Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest expense	$ 26,291	$ 34,250